OTHER REQUIRED DISCLOSURES (Statement of Cash Flows) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Inventories		$ 805,701	$ (108,826)	$ 202,470
Receivables and others		104,448	(169,482)	6,342
Trade receivables		112,828	297,284	(104,280)
Other liabilities		(50,976)	39,305	(64,022)
Trade payables		63,431	(74,161)	280,571
Increase (decrease) in working capital	[1]	1,035,432	(15,880)	321,081
Tax accrued		345,144	554,224	334,408
Taxes paid		(244,721)	(56,527)	(495,348)
Income tax accruals less payments, total		100,423	497,697	(160,940)
Interest accrued		(6,226)	(84,678)	(113,433)
Interest received		213,481	263,192	202,000
Interest paid		(221,805)	(194,845)	(133,706)
Interest accruals less payments, total		$ (14,550)	(16,331)	$ (45,139)
Mexico
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Taxes paid			$ (235,200)

[1]	The working capital is calculated net of non-cash movements of $210.3 million as of December 31, 2025 ($(389.8) million and $129.3 million as of December 31, 2024 and 2023, respectively) due to the variations in the exchange rates used by subsidiaries.